                                                             File No. 33-85916
                                                                      811-8448


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-4



              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 7

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           Post-Effective Amendment No. 7


                              SEPARATE ACCOUNT VA-P OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             (Exact Name of Registrant)

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                 440 Lincoln Street
                                 Worcester MA 01653
                       (Address of Principal Executive Office)

                     Abigail M. Armstrong, Secretary and Counsel
               Allmerica Financial Life Insurance and Annuity Company
                                 440 Lincoln Street
                                 Worcester MA 01653
                 (Name and Address of Agent for Service of Process)

               It is proposed that this filing will become effective:


                 ___ immediately upon filing pursuant to paragraph (b)
                 ___ on (date) pursuant to paragraph (b)
                 ___ 60 days after filing pursuant to paragraph (a) (1)
                 _X_ on May 1, 1998 pursuant to paragraph (a) (1)
                 ___ on (date) pursuant to paragraph (a) (2) of Rule 485
                 ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                             VARIABLE ANNUITY POLICIES


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ending December 31, 1997 will be filed on or before February 27, 1998.

               CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                             ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.             CAPTION IN PROSPECTUS

1. . . . . . . . . . . . . . .Cover Page

2. . . . . . . . . . . . . . .Special Terms

3. . . . . . . . . . . . . . .Summary;  Annual and Transaction Expenses

4. . . . . . . . . . . . . . .Condensed Financial Information; Performance
                              Information

5. . . . . . . . . . . . . . .Description of the Company, the Variable Account,
                              and Pioneer Variable Contracts Trust

6. . . . . . . . . . . . . . .Charges and Deductions

7. . . . . . . . . . . . . . .Description of the Contract

8. . . . . . . . . . . . . . .Electing the Form of Annuity and the Annuity Date;
                              Description of Variable Annuity Option; Annuity Benefit Payments

9. . . . . . . . . . . . . . .Death Benefit

10 . . . . . . . . . . . . . .Payments;  Computation of Values;  Distribution
                              and Annuity Payments

11 . . . . . . . . . . . . . .Surrender;  Withdrawal;  Charge for Surrender and
                              Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12 . . . . . . . . . . . . . .Federal Tax Considerations

13 . . . . . . . . . . . . . .Legal Matters

14 . . . . . . . . . . . . . .Statement of Additional Information - Table of
                              Contents


FORM N-4 ITEM NO.. . . . . . .CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15 . . . . . . . . . . . . . .Cover Page

16 . . . . . . . . . . . . . .Table of Contents

17 . . . . . . . . . . . . . .General Information and History

18 . . . . . . . . . . . . . .Services

19 . . . . . . . . . . . . . .Underwriters

20 . . . . . . . . . . . . . .Underwriters

21 . . . . . . . . . . . . . .Performance Information

22 . . . . . . . . . . . . . .Annuity Payments

23 . . . . . . . . . . . . . .Financial Statements

ALLMERICA FINANCIAL LIFE INSURANCE
AND ANNUITY COMPANY

                                                                PIONEER VISION 2

PROFILE             THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT
MAY 1, 1998         POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING
                    THE PIONEER VISION 2 VARIABLE ANNUITY CONTRACT. THE CONTRACT
                    IS MORE FULLY DESCRIBED LATER IN THIS PROSPECTUS. PLEASE
                    READ THE PROSPECTUS CAREFULLY.

1. THE PIONEER VISION 2 VARIABLE ANNUITY CONTRACT

The Pioneer Vision 2 variable annuity contract is a contract between you, the owner, and Allmerica Financial Life Insurance and Annuity Company. It is designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Pioneer Vision 2 contract combines the concept of professional money management with the attributes of an annuity contract.


Pioneer Vision 2 offers a diverse selection of investment portfolios. You may allocate your payments among any of ten investment portfolios of the Pioneer Variable Contracts Trust, the Guarantee Period Accounts and the Fixed Account (the Guarantee Period Accounts and/or the Fixed Account may not be available in certain jurisdictions.) This range of investment choices enables you to allocate your money to meet your particular investment needs.



Like all annuities, the contract has an ACCUMULATION PHASE and an ANNUITY PAYOUT PHASE. During the ACCUMULATION PHASE you can make payments into the contract on any frequency. Investment and interest gains accumulate tax deferred. You may withdraw money from your contract during the ACCUMULATION PHASE. However, as with other tax-deferred investments, you pay taxes on earnings and any untaxed payments to the contract when you withdraw them. A federal tax penalty may apply if you withdraw prior to age 59 1/2.



During the ANNUITY PAYOUT PHASE you will receive regular payments from your contract, provided you annuitize. Annuitization involves beginning a series of payments from the capital that has built up in your contract. The amount of your payments during the annuity payout phase will, in part, be determined by your contract's growth during the accumulation phase.


2. ANNUITY BENEFIT PAYMENTS

If you choose to annuitize your contract, you may select one of six annuity options: (1) monthly payments for your lifetime; (2) monthly payments for your lifetime, but for not less than 10 years; (3) monthly payments for your lifetime with the guarantee that, if payments to you are less than the accumulated value, a refund of the remaining value will be paid; (4) monthly payments for your lifetime and your survivor's lifetime; (5) monthly payments for your lifetime and your survivor's lifetime with the payment to the survivor being reduced to 2/3; and (6) monthly payments for a specified period of 1 to 30 years.

You also need to decide if you want your annuity payments on a variable basis (i.e., subject to fluctuation based on investment performance), on a fixed basis (with benefit payments guaranteed at a fixed amount), or on a combination variable and fixed basis. Once payments begin, the annuity option cannot be changed.

3. PURCHASING THIS CONTRACT

You can buy a contract through your financial representative, who can also help you complete the proper forms. There is no fixed schedule for making payments into this contract. Payments are not limited as to frequency, but there are certain limitations as to amount. Currently, the initial payment must be at least $600 and each subsequent investment must be at least $50. Minimum payments are lower for certain employer-sponsored plans.

4. INVESTMENT OPTIONS

You have full investment control over the contract. You may allocate and transfer money among the following investment options:


                         International Growth Portfolio
                            Capital Growth Portfolio
                            Growth Shares Portfolio
                          Real Estate Growth Portfolio
                          Growth and Income Portfolio
                            Equity-Income Portfolio
                               Balanced Portfolio
                           Swiss Franc Bond Portfolio
                            America Income Portfolio
                             Money Market Portfolio
                           Guarantee Period Accounts
                                 Fixed Account


The Guarantee Period Accounts let you choose from among several different Guarantee Periods during which principal and interest rates are guaranteed. The Fixed Account guarantees principal and a minimum rate of interest (never less than 3% compounded annually).

5. EXPENSES

Each year and upon surrender, a $30 contract fee is deducted from your contract. The contract fee is waived if the value of the contract is $50,000 or more or if the contract is issued to and maintained by the Trustees of a 401(k) plan. We also deduct insurance charges which amount to 1.40% annually of the daily value of your contract value allocated to the variable investment options. These insurance charges include a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.15%. There are also investment management fees and other portfolio operating expenses that vary by portfolio.

If you decide to surrender your contract, make withdrawals or receive payments under certain annuity options, we may impose a surrender charge between 1% and 7% of the payment withdrawn, based on when your payments were made. In states where premium taxes are imposed, a premium tax charge will be deducted either when withdrawals are made or annuity payments commence.

There is currently no charge for transfers between investment options. We reserve the right to assess a charge, not to exceed $25, for transfers in excess of 12 per year.


The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the $30 contract fee (which is represented as 0.XX%), the 1.40% insurance charges and the investment charges for each portfolio. The next two columns show two examples of the charges, in dollar amounts, you would pay under a contract. The examples assume that you invested $1,000 in a portfolio earning 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Charges are assessed as well as the surrender charges.

For year 10, the example shows the aggregate of all the annual charges assessed for 10 years, but there is no surrender charge. The premium tax is assumed to be 0% in both examples.


                                                                                                                 EXAMPLES:
                                                                                                          TOTAL ANNUAL EXPENSES AT
                                                                                                                   END OF
                                                            TOTAL ANNUAL     TOTAL ANNUAL       TOTAL     ------------------------
                                                              INSURANCE        PORTFOLIO       ANNUAL         (1)          (2)
PORTFOLIO                                                      CHARGES         EXPENSES*       CHARGES      1 YEAR      10 YEARS
---------------------------------------------------------  ---------------  ---------------  -----------  -----------  -----------
International Growth Portfolio                                                      1.48%
Capital Growth Portfolio                                                            0.79%
Growth Shares Portfolio                                                             1.25%
Real Estate Growth Portfolio                                                        1.25%
Growth and Income Portfolio                                                         1.25%
Equity-Income Portfolio                                                             0.77%
Balanced Portfolio                                                                  0.95%
Swiss Franc Bond Portfolio                                                          1.22%
America Income Portfolio                                                            1.23%
Money Market Portfolio                                                              0.99%


The above insurance charges include the $30 annual contract fee (which is represented as 0.XX%).


*Portfolio expenses are estimated for the Growth Shares and Growth and Income Portfolios which commenced operations on October 31, 1997. In addition, Pioneering Management Corporation has agreed voluntarily to waive its management fee and/or make other arrangements, if necessary, to reduce portfolio expenses. For more information, see the Fee Table in the Prospectus for the Contract.


6. TAXES

You will not pay taxes until you withdraw money from your contract. During the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you make a withdrawal prior to age 59 1/2, you may be subject to a 10% federal tax penalty on the earnings. Payments during the annuity payout phase are considered partly a return of your investment and partly earnings. You will be subject to income taxes on the earnings portion of each payment. However, if your contract is funded with pre-tax or tax deductible dollars (such as a pension or profit sharing plan contribution), then the entire payment will be taxable.

7. WITHDRAWALS


You can withdraw money from your contract at any time during the accumulation phase. Any payment invested for more than seven years can be withdrawn without a surrender charge. For amounts invested seven years or less, you can withdraw, without a charge, the GREATEST of: (1) 100% of cumulative earnings; (2) 15% of the contract value per calendar year; or (3) if you are also the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) Where permitted by state law, the surrender charges are also waived if, after the contract is issued, you (1) are diagnosed with a fatal illness, (2) become disabled (before age 65) or (3) are confined in a medical care facility until the later of one year from the issue date or 90 days.


Any withdrawal from a Guarantee Period Account ("GPA") prior to the end of the guarantee period will be subject to a market value adjustment which may increase or decrease the value in the account. This adjustment will never impact your original investment, nor will earnings in the GPA amount to less than an effective annual rate of 3%.

8. PERFORMANCE

The following chart illustrates past returns for the portfolios since the inception of each Sub-Account. The performance figures reflect the contract fee, the insurance charges, the investment charges and all other expenses of the portfolio. They do not reflect the surrender charges which, if applied, would reduce such performance. Please note that past performance is not a guarantee of future results.


                                                                                                CALENDAR YEARS
                                                                                            ----------------------
PORTFOLIO                                                                                     1997        1996
------------------------------------------------------------------------------------------  ---------  -----------
International Growth Portfolio                                                                               6.98%
Capital Growth Portfolio                                                                                    13.38%
Growth Shares Portfolio                                                                           N/A          N/A
Real Estate Growth Portfolio                                                                                33.80%
Growth and Income Portfolio                                                                       N/A          N/A
Equity-Income Portfolio                                                                                     13.53%
Balanced Portfolio                                                                                          12.62%
Swiss Franc Bond Portfolio                                                                                 -12.11%
America Income Portfolio                                                                                    -0.17%
Money Market Portfolio                                                                                       3.00%


9. DEATH BENEFIT


If the annuitant dies during the accumulation phase, we will pay the beneficiary a death benefit. The death benefit is equal to the GREATEST of: (a) the accumulated value increased for any positive market value adjustment; (b) gross payments compounded daily at an annual rate of 5%, decreased proportionately to reflect any prior withdrawals; or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.



This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded at the annual rate of 5%. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded at the annual rate of 5% or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken.


10. OTHER INFORMATION


FREE-LOOK PERIOD: If you cancel your contract within 10 days after receiving it (or whatever period is required by your state), you will receive a refund in accordance with the terms of the contract's "Right to Examine Contract" provision.


DOLLAR COST AVERAGING: You may elect to automatically transfer money on a periodic basis from the America Income Portfolio, Money Market Portfolio or Fixed Account to one or more of the other investment options, except the Fixed Account and the Guarantee Period Accounts.

AUTOMATIC ACCOUNT REBALANCING: You may elect to automatically have your contract's accumulated value periodically reallocated ("rebalanced") among your chosen investment options to maintain your designated percentage allocation mix.

PROBATE FREE: In most cases, the death benefit is payable to the beneficiary you select without having to go through probate.

11. INQUIRIES


If you need more information about Pioneer Vision 2 you may contact us at 1-800-688-9915 or send correspondence to:



       Pioneer Vision 2
       Allmerica Financial
       P.O. Box 8632
       Boston, MA 02266-8632

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                        PIONEER VARIABLE CONTRACTS TRUST

This Prospectus describes interests under flexible payment deferred combination variable and fixed annuity contracts issued either on a group basis or as individual contracts by Allmerica Financial Life Insurance and Annuity Company (the "Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about a contract's tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS.") Participation in a group contract will be accounted for by the issuance of a certificate describing the individual's interest under the group contract. Participation in an individual contract will be evidenced by the issuance of an individual contract. Certificates and individual contracts are referred to herein collectively as the "Contract(s)." The following is a summary of information about these Contracts. More detailed information can be found under the referenced captions in this Prospectus.

Contract values may accumulate on a variable basis in the Contract's Variable Account, known as Separate Account VA-P. The assets of the Variable Account are divided into Sub-Accounts, each investing exclusively in shares of one of the following Portfolios of the Pioneer Variable Contracts Trust ("the Fund"):


                         INTERNATIONAL GROWTH PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO
                            GROWTH SHARES PORTFOLIO
                          REAL ESTATE GROWTH PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                            EQUITY-INCOME PORTFOLIO
                               BALANCED PORTFOLIO
                           SWISS FRANC BOND PORTFOLIO
                            AMERICA INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO


In most jurisdictions, values also may be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account and, during the accumulation period, to one or more of the Guarantee Period Accounts. Amounts allocated to the Fixed Account earn interest at a guaranteed rate for one year from the date allocated. Amounts allocated to a Guarantee Period Account earn a fixed rate of interest for the duration of the applicable Guarantee Period. The interest earned is guaranteed if held for the entire Guarantee Period. If withdrawn or transferred prior to the end of the Guarantee Period, the value may be increased or decreased by a Market Value Adjustment. Assets supporting allocations to the Guarantee Period Accounts in the accumulation phase are held in the Company's Separate Account GPA.


Additional information is contained in a Statement of Additional Information dated May 1, 1998, filed with the Securities and Exchange Commission ("SEC") and incorporated herein by reference. The Table of Contents of the Statement of Additional Information is on page 4 of this Prospectus. The Statement of Additional Information ("SAI") is available upon request and without charge. To obtain the SAI, fill out and return the attached request card or contact Annuity Client Services, telephone 1-800-688-9915.



THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF PIONEER VARIABLE CONTRACTS TRUST. INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                               DATED MAY 1, 1998

THE CONTRACTS ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CONTRACTS ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

THE CONTRACTS OFFERED BY THIS PROSPECTUS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                               TABLE OF CONTENTS

SPECIAL TERMS.........................................................................          5
SUMMARY...............................................................................          7
ANNUAL AND TRANSACTION EXPENSES.......................................................         12
CONDENSED FINANCIAL INFORMATION.......................................................         14
PERFORMANCE INFORMATION...............................................................         15
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND PIONEER
 VARIABLE CONTRACTS TRUST.............................................................         18
INVESTMENT OBJECTIVES AND POLICIES....................................................         19
INVESTMENT ADVISORY SERVICES..........................................................         21
DESCRIPTION OF THE CONTRACT...........................................................         21
  A. Payments.........................................................................         21
  B. Right to Revoke Individual Retirement Annuity....................................         22
  C. Right to Revoke or Surrender in Some States......................................         22
  D. Transfer Privilege...............................................................         22
      Automatic Transfers and Automatic Account Rebalancing Options...................         23
  E. Surrender........................................................................         23
  F. Withdrawals......................................................................         24
      Systematic Withdrawals..........................................................         24
      Life Expectancy Distributions...................................................         25
  G. Death Benefit....................................................................         25
      Death of the Annuitant Prior to the Annuity Date................................         25
      Death of an Owner Who is Not Also the Annuitant Prior to the Annuity Date.......         26
      Payment of the Death Benefit Prior to the Annuity Date..........................         26
      Death of the Annuitant On or After the Annuity Date.............................         26
  H. The Spouse of the Owner as Beneficiary...........................................         26
  I. Assignment.......................................................................         27
  J. Electing the Form of Annuity and the Annuity Date................................         27
  K. Description of Variable Annuity Payout Options...................................         28
  L. Annuity Benefit Payments.........................................................         29
      The Annuity Unit................................................................         29
      Determination of the First and Subsequent Annuity Benefit Payments..............         29
  M. NORRIS Decision..................................................................         30
  N. Computation of Values............................................................         30
      The Accumulation Unit...........................................................         30
      Net Investment Factor...........................................................         30
CHARGES AND DEDUCTIONS................................................................         31
  A. Variable Account Deductions......................................................         31
      Mortality and Expense Risk Charge...............................................         31
      Administrative Expense Charge...................................................         31
      Other Charges...................................................................         32
  B. Contract Fee.....................................................................         32
  C. Premium Taxes....................................................................         32
  D. Contingent Deferred Sales Charge.................................................         33
      Charge for Surrender and Withdrawal.............................................         33
      Reduction or Elimination of Surrender Charge....................................         33
      Withdrawal Without Surrender Charge.............................................         35
      Surrenders......................................................................         35
      Charge at the Time Annuity Benefit Payments Begin...............................         35
  E. Transfer Charge..................................................................         36
GUARANTEE PERIOD ACCOUNTS.............................................................         36

FEDERAL TAX CONSIDERATIONS............................................................         38
  A. Qualified and Non-Qualified Contracts............................................         39
  B. Taxation of the Contracts in General.............................................         39
      Withdrawals Prior to Annuitization..............................................         39
      Annuity Payouts After Annuitization.............................................         39
      Penalty on Distribution.........................................................         39
      Assignments or Transfers........................................................         40
      Non-Natural Owners..............................................................         40
      Deferred Compensation Plans of State and Local Government and Tax-Exempt
       Organizations..................................................................         40
  C. Tax Withholding..................................................................         40
  D. Provisions Applicable to Qualified Employer Plans................................         40
      Corporate and Self-Employed Pension and Profit Sharing Plans....................         41
      Individual Retirement Annuities.................................................         41
      Tax-Sheltered Annuities.........................................................         41
      Texas Optional Retirement Program...............................................         41
REPORTS...............................................................................         42
LOANS (QUALIFIED CONTRACTS ONLY)......................................................         42
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.....................................         42
CHANGES TO COMPLY WITH LAW AND AMENDMENTS.............................................         43
VOTING RIGHTS.........................................................................         43
DISTRIBUTION..........................................................................         44
LEGAL MATTERS.........................................................................         44
FURTHER INFORMATION...................................................................         44
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT................................        A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.......................        B-1
APPENDIX C -- THE DEATH BENEFIT.......................................................        C-1
APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT
 (FORM A3023-95)......................................................................        D-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY......................................................          2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY.......................          3
SERVICES.............................................................................          3
UNDERWRITERS.........................................................................          3
ANNUITY BENEFIT PAYMENTS.............................................................          4
EXCHANGE OFFER.......................................................................          5
PERFORMANCE INFORMATION..............................................................          7
FINANCIAL STATEMENTS.................................................................        F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Sub-Accounts and of the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a measure of the Owner's interest in a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin.

ANNUITY UNIT: a measure of the value of the periodic annuity benefit payments under the Contract.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed minimum interest rate and to which all or a portion of a payment or transfer under the Contract may be allocated.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period and is supported by assets in a non-unitized separate account.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER: the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account. Each Sub-Account available under the Contract invests exclusively in the shares of a corresponding Portfolio of the Pioneer Variable Contracts Trust.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, contingent deferred sales charge, and Market Value Adjustment.


UNDERLYING PORTFOLIOS (OR PORTFOLIOS): the International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and Money Market Portfolio of the Pioneer Variable Contracts Trust.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current net asset value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-P, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Portfolios.

                                    SUMMARY

WHAT IS THE PIONEER VISION 2 VARIABLE ANNUITY?

The Pioneer Vision 2 variable annuity contract is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

- a customized investment portfolio;

- experienced professional investment advisers;

- tax deferral on earnings;

- guarantees that can protect your family during the accumulation phase;

- income that can be guaranteed for life;

- issue age up to your 90th birthday.

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, your initial payment and any additional payments you choose to make may be allocated among the Sub-Accounts investing in the Portfolios of the Pioneer Variable Contracts Trust (the "Fund"), to the Guarantee Period Accounts, and to the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless and until Accumulated Values are withdrawn. In addition, during the accumulation phase, the beneficiaries receive certain protections and guarantees in the event of the Annuitant's death. See discussion below: "WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?"

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Portfolios, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

- periodic payments for your lifetime (assuming you are the Annuitant);

- periodic payments for your life and the life of another person selected by you;

-periodic payments for your lifetime with guaranteed payments continuing to the beneficiary for ten years in the event that you die before the end of ten years;

-periodic payments over a specified number of years (1 to 30); under this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and Allmerica Financial Life Insurance and Annuity Company ("Company"). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must also be the Annuitant), an Annuitant and a beneficiary. As Owner, you make payments, choose investment allocations and select the Annuitant and one or more beneficiaries. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of payments are flexible, subject only to a $600 minimum for the initial payment ($1,000 in Washington) and a $50 minimum for any additional payments. (A lower initial payment amount is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

The Contract permits net payments to be allocated among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account.

THE VARIABLE ACCOUNT.   You have the choice of Sub-Accounts investing in the ten
Portfolios of the Fund:


International Growth           Equity-Income Portfolio
Portfolio
Capital Growth Portfolio       Balanced Portfolio
Growth Shares Portfolio        Swiss Franc Bond Portfolio
Real Estate Growth Portfolio   America Income Portfolio
Growth and Income Portfolio    Money Market Portfolio


Each Underlying Portfolio operates pursuant to different investment objectives, discussed below, and this range of investment options enables you to allocate your money among the Portfolios to meet your particular investment needs.


GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."


THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

WHO IS THE INVESTMENT ADVISER FOR THE PORTFOLIOS?


Pioneering Management Corporation ("Pioneer") is the investment adviser to each Portfolio. Pioneer also provides investment research and portfolio management services to a number of other retail mutual funds and certain institutional clients. As of December 31, 1997, Pioneer advised mutual funds with a total value of over $XX billion, which includes more than 1,000,000 U.S. shareholder accounts and other institutional accounts. Pioneer is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"). PGI, established in 1928, is one of America's oldest investment managers and has its principal place of business at 60 State Street, Boston, Massachusetts.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT CHOICES?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. See "D. Transfer Privilege." The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?



You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but may be subject to the surrender charge for payments that have not been invested in the Contract for more than seven years. (A Market Value Adjustment, which may increase or decrease the value of the account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, except where prohibited by state law, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility, become disabled or are diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge."

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the highest of:

- The Accumulated Value increased by any positive Market Value Adjustment;

- Gross payments, with interest accumulating daily at an annual rate of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or

- The death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.



This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded at the annual rate of 5%. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded at the annual rate of 5% or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken.


At the death of an Owner who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary and upon surrender is less than $50,000, a $30 Contract fee will be deducted from the Contract. The Contract fee is waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a contingent deferred sales charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were made.

A deduction for state and local premium taxes, if any, may be made as described under "C. Premium Taxes."


The Company will deduct a daily Mortality and Expense Risk Charge and a daily Administrative Expense Charge equal to an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Portfolio. The Portfolios will incur certain management fees and expenses which are more fully described in "Other Charges" under "A. Variable Account Deductions" and in the prospectus for the Fund, which accompanies this Prospectus.


CAN I EXAMINE THE CONTRACT?


Yes. The Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of the Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "B. Right to Revoke Individual Retirement Annuity" and "C. Right to Revoke or Surrender in Some States."

I HAVE THE PIONEER VISION CONTRACT (FORM A3023-95) -- ARE THERE ANY
  DIFFERENCES BETWEEN THIS AND PIONEER VISION 2?



Yes. If your contract is issued on Form No. A3023-95, the first version of Pioneer Vision, it is basically similar to the Contract described in this Prospectus ("Pioneer Vision 2") except as specifically indicated in APPENDIX D, "DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95)." Note that APPENDIX D also includes the cumulative expense tables and performance figures applicable to the Pioneer Vision Contract (Form A3023-95). The form number is located in the bottom left-hand corner of the contract pages, and may include some numbers or letters in addition to A3023-95 in order to identify state variations.

                        ANNUAL AND TRANSACTION EXPENSES

The following tables show charges under the Contract, expenses of the Sub-Accounts, and expenses of the Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "C. Premium Taxes."

                                                                YEARS FROM
CONTRACT CHARGES:                                             DATE OF PAYMENT   CHARGE
------------------------------------------------------------  ---------------  ---------
                                                                    0-1           7%
CONTINGENT DEFERRED SALES CHARGE:                                    2            6%
This charge may be assessed upon surrender, withdrawal or            3            5%
annuitization under any commutable period certain option or          4            4%
a noncommutable period certain option of less than ten               5            3%
years. The charge is a percentage of payments applied to the         6            2%
amount surrendered (in excess of any amount that is free of          7            1%
surrender charge) within the indicated time period.             Thereafter        0%

TRANSFER CHARGE:                                                                 None
The Company currently makes no charge for processing
transfers and guarantees that the first 12 transfers in a
Contract year will not be subject to a transfer charge. For
each subsequent transfer, the Company reserves the right to
assess a charge, guaranteed never to exceed $25, to
reimburse the Company for the costs of processing the
transfer.

CONTRACT FEE:                                                                  $  30
The fee is deducted annually and upon surrender prior to the
Annuity Date when Accumulated Value is less than $50,000.
The fee is waived for Contracts issued to and maintained by
the trustee of a 401(k) plan.

SUB-ACCOUNT EXPENSES:                                                            1.25%
(on annual basis as percentage of average daily net assets)                      0.15%
Mortality and Expense Risk Charge:                                               1.40%
Administrative Expense Charge:
Total Asset Charge


PORTFOLIO EXPENSES:   The following table shows the expenses of the Underlying
Portfolios as a percentage of average net assets for the year ended December 31, 1997. For more information concerning fees and expenses, see the prospectus for the Underlying Portfolios.



                                                            Other Expenses              Total Portfolio
Portfolio                      Management Fee      (After Applicable Reimbursements)       Expenses
---------------------------  -------------------  -----------------------------------  -----------------
International Growth
 Portfolio.................           0.78%                        0.70%                       1.48%(2)
Capital Growth Portfolio...           0.65%                        0.14%                       0.79%(2)
Growth Shares
 Portfolio(1)..............           0.00%                        1.25%                       1.25%(2)
Real Estate Growth
 Portfolio.................           0.65%                        0.37%                       1.25%(2)
Growth and Income
 Portfolio(1)..............           0.00%                        1.25%                       1.25%(2)
Equity-Income Portfolio....           0.65%                        0.12%                       0.77%
Balanced Portfolio.........           0.65%                        0.30%                       0.95%(2)
Swiss Franc Bond
 Portfolio.................           0.63%                        0.59%                       1.22%(2)
America Income Portfolio...           0.38%                        0.85%                       1.23%(2)
Money Market Portfolio.....           0.33%                        0.66%                       0.99%(2)

      (1) These Portfolios commenced operation on October 31, 1997; therefore expenses shown are estimated and annualized after expense reimbursements and should not be considered representative of future expenses. Actual expenses may be greater than shown.


      (2) Pioneering Management Corporation ("Pioneer") is the investment adviser to each Portfolio. Pioneer has agreed voluntarily to limit its management fee and/or reimburse each Portfolio for expenses to the extent that total expenses will not exceed 1.50% for the International Growth Portfolio; 1.25% for the Growth Shares Portfolio, the Real Estate Growth Portfolio, the Growth and Income Portfolio, the Swiss Franc Bond Portfolio and the America Income Portfolio and 1.00% for the Money Market Portfolio. For the fiscal year ended December 31, 1997, assuming no waiver of management fees and/or assumption of expenses by Pioneer and/or no reduction for fees paid indirectly, total Portfolio expenses as a percentage of the average daily net assets were 1.71% for the International Growth Portfolio; 0.80% for the Capital Growth Portfolio; 4.99% for the Growth Shares Portfolio; 1.37% for the Real Estate Growth Portfolio; 5.30% for the Growth and Income Portfolio; 0.96% for the Balanced Portfolio; 1.25% for the Swiss Franc Bond Portfolio; 1.43% for the America Income Portfolio and 1.17% for the Money Market Portfolio.


The following examples demonstrate the cumulative expenses which would be paid by the Owner at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by the Owner on an investment in the various Sub-Accounts.

THE INFORMATION GIVEN UNDER THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

    (1) If, at the end of the applicable time period, the Contract is surrendered or annuitized* under a commutable period certain option or a non-commutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


PORTFOLIO                                                                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------  ---------  ---------  ---------  -----------
International Growth.....................................................
Capital Growth...........................................................
Growth Shares............................................................
Real Estate Growth.......................................................
Growth and Income........................................................
Equity-Income............................................................
Balanced.................................................................
Swiss Franc Bond.........................................................
America Income...........................................................
Money Market.............................................................


    (2) If, at the end of the applicable time period, the Contract is annuitized* under a life option or a non-commutable period certain option of ten years or more or if the Contract is NOT surrendered or annuitized, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


PORTFOLIO                                                                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------  ---------  ---------  ---------  -----------
International Growth.....................................................
Capital Growth...........................................................
Growth Shares............................................................
Real Estate Growth.......................................................
Growth and Income........................................................
Equity-Income............................................................
Balanced.................................................................
Swiss Franc Bond.........................................................
America Income...........................................................
Money Market.............................................................

Pursuant to requirements of the Securities and Exchange Commission (the "SEC"), the Contract fee has been reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected by the Company under the Contracts are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan.

      * The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization in any Contract year under an option including a life contingency.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        CONDENSED FINANCIAL INFORMATION
                             SEPARATE ACCOUNT VA-P


                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       -------------------------------
SUB-ACCOUNT                                                                              1997       1996       1995
-------------------------------------------------------------------------------------  ---------  ---------  ---------
INTERNATIONAL GROWTH
Unit Value:
    Beginning of Period..............................................................      1.171      1.094      1.000
    End of Period....................................................................      1.211      1.171      1.094
Number of Units Outstanding at End of Period (in thousands)..........................     40,248     20,852      2,460
CAPITAL GROWTH
Unit Value:
    Beginning of Period..............................................................      1.314      1.158      1.000
    End of Period....................................................................      1.615      1.314      1,158
Number of Units Outstanding at End of Period (in thousands)..........................     61,917     36,746      7,981
GROWTH SHARES
Unit Values
    Beginning of Period..............................................................          0        N/A        N/A
    End of Period....................................................................      1.020        N/A        N/A
Number of Units Outstanding at End of Period (in thousands)..........................      4,454        N/A        N/A
REAL ESTATE GROWTH
Unit Value:
    Beginning of Period..............................................................      1.548      1.156      1.000
    End of Period....................................................................      1.849      1.548      1.156
Number of Units Outstanding at End of Period (in thousands)..........................     19,820      7,063        342
GROWTH AND INCOME
Unit Value:
    Beginning of Period..............................................................          0        N/A        N/A
    End of Period....................................................................      1.053        N/A        N/A
Number of Units Outstanding at End of Period (in thousands)..........................      4,171        N/A        N/A
EQUITY-INCOME
Unit Value:
    Beginning of Period..............................................................      1.388      1.222      1.000
    End of Period....................................................................      1.851      1.388      1.222
Number of Units Outstanding at End of Period (in thousands)..........................     66,458     33,466      5,553
BALANCED
Unit Value:
    Beginning of Period..............................................................      1.312      1.185      1.000
    End of Period....................................................................      1.516      1.312      1.185
Number of Units Outstanding at End of Period (in thousands)..........................     25,548     12,579  2,171

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       -------------------------------
SUB-ACCOUNT                                                                              1997       1996       1995
-------------------------------------------------------------------------------------  ---------  ---------  ---------
SWISS FRANC BOND
Unit Value:
    Beginning of Period..............................................................      0.881      1.001      1.000
    End of Period....................................................................      0.808      0.881      1.001
Number of Units Outstanding at End of Period (in thousands)..........................     26,864     14,677        886
AMERICA INCOME
Unit Value:
    Beginning of Period..............................................................      1.042      1.043      1.000
    End of Period....................................................................      1.114      1.042      1.043
Number of Units Outstanding at End of Period (in thousands)..........................     12,728      6,317      3,267
MONEY MARKET
Unit Value:
    Beginning of Period..............................................................      1.063      1.031      1.000
    End of Period....................................................................      1.097      1.063      1.031
Number of Units Outstanding at End of Period (in thousands)..........................     12,330     10,655      3,210


                            PERFORMANCE INFORMATION


The Pioneer Vision 2 Contract was first offered to the public in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on the periods that the Sub-Accounts have been in existence (TABLE 1A) and the period that the Underlying Portfolios have been in existence. (TABLE 2A) Performance results below will be calculated with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Portfolios, and (in TABLE 1A and 2A) assuming that the Contract is surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The yield of a Sub-Account investing in a Portfolio other than the Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


The total return, yield, and effective yield figures are adjusted to reflect the Sub-Account's asset charges. The total return figures also reflect the $30 annual Contract Fee and the contingent deferred sales charge which would be assessed if the investment were completely withdrawn at the end of the specified period.

The Company also may advertise supplemental total return performance information. Supplemental total return refers to the total income generated by an investment in the Sub-Account and the changes of value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the annual asset charges and expressed as a percentage of the investment. Because it is assumed that the investment is NOT withdrawn at the end of the specified period, the contingent deferred sales charge is NOT included in the calculation. (See TABLE 2A and 2B.)


Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.


At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                                    TABLE 1A
                TOTAL ANNUAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 1997
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                           FOR YEAR      SINCE
                                                                                             ENDED    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO                                              12/31/97   SUB-ACCOUNT
-----------------------------------------------------------------------------------------  ---------  ------------
International Growth.....................................................................
Capital Growth...........................................................................
Growth Shares............................................................................
Real Estate Growth.......................................................................
Growth and Income........................................................................
Equity-Income............................................................................
Balanced.................................................................................
Swiss Franc Bond.........................................................................
America Income...........................................................................
Money Market.............................................................................



                                    TABLE 1B
          SUPPLEMENTAL TOTAL ANNUAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 1997
                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)



                                                                                           FOR YEAR      SINCE
                                                                                             ENDED    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO                                              12/31/97   SUB-ACCOUNT
-----------------------------------------------------------------------------------------  ---------  ------------
International Growth.....................................................................
Capital Growth...........................................................................
Growth Shares............................................................................
Real Estate Growth.......................................................................
Growth and Income........................................................................
Equity-Income............................................................................
Balanced.................................................................................
Swiss Franc Bond.........................................................................
America Income...........................................................................
Money Market.............................................................................

                                    TABLE 2A
                TOTAL ANNUAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 1997
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                      FOR YEAR        SINCE
                                                                                        ENDED      INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO                                         12/31/97   UNDERLYING FUND*
------------------------------------------------------------------------------------  ---------  ----------------
International Growth................................................................
Capital Growth......................................................................
Growth Shares.......................................................................
Real Estate Growth..................................................................
Growth and Income...................................................................
Equity-Income.......................................................................
Balanced............................................................................
Swiss Franc Bond....................................................................
America Income......................................................................
Money Market........................................................................

                                    TABLE 2B
          SUPPLEMENTAL TOTAL ANNUAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 1997
                       SINCE INCEPTION OF UNDERLYING FUND
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                                                                      FOR YEAR        SINCE
                                                                                        ENDED      INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO                                         12/31/97   UNDERLYING FUND*
------------------------------------------------------------------------------------  ---------  ----------------
International Growth................................................................
Capital Growth......................................................................
Growth Shares.......................................................................
Real Estate Growth..................................................................
Growth and Income...................................................................
Equity-Income.......................................................................
Balanced............................................................................
Swiss Franc Bond....................................................................
America Income......................................................................
Money Market........................................................................

      * The inception date for Growth Shares and Growth and Income Portfolios was 10/31/97. The inception date for the Swiss Franc Bond Portfolio was 11/1/95. All other Portfolios commenced operations on 3/1/95.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                      AND PIONEER VARIABLE CONTRACTS TRUST

THE COMPANY. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

As of December 31, 1997, the Company had over $X.X billion in assets and over $XX.X billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1997, First Allmerica and its subsidiaries (including the Company) had over $XX.X billion in combined assets and over $XX.X billion in life insurance in force.


THE VARIABLE ACCOUNT. The Variable Account is a separate investment account of the Company referred to as Separate Account VA-P. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Variable Account was authorized by vote of the Board of Directors of the Company on October 27, 1994. The Variable Account meets the definition of a "separate account" under federal securities laws, and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of management or investment practices or policies of the Variable Account or the Company by the SEC.

The Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other underlying funds which are not available to the Contracts described in this Prospectus. The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust (the "Fund") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Fund or its separate investment Portfolios. Pioneering Management Corporation ("Pioneer") is the investment adviser to each Portfolio.


The Fund was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. The Fund currently has ten investment portfolios ("Underlying Portfolios"), each issuing a separate series of shares: International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and Money Market Portfolio. The assets of each Portfolio are held separately from the assets of the other Portfolios. Each Portfolio operates as a separate investment vehicle, and the income or losses of one Portfolio have no effect on the investment performance of another Portfolio. Shares of the Fund may be sold directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to certain qualified pension and retirement plans.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying

Portfolios, and other relevant information regarding the Underlying Portfolios may be found in the prospectus for the Fund, which accompanies this Prospectus and should be read carefully before investing. The Statement of Additional Information for the Fund ("SAI for the Fund") is available upon request.

INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital primarily through investments in non-U.S. equity securities and related depository receipts.

CAPITAL GROWTH PORTFOLIO -- seeks capital appreciation through a diversified portfolio of securities consisting primarily of common stocks.


GROWTH SHARES PORTFOLIO -- seeks appreciation of capital through investments in common stock, together with preferred stocks, bonds, and debentures which are convertible into common stocks. Current income will be incidental to the Portfolio's primary objective.


REAL ESTATE GROWTH PORTFOLIO -- seeks long-term growth of capital primarily through investments in the securities of real estate investment trusts (REITS) and other real estate industry companies. Current income is the Portfolio's secondary investment objective.


GROWTH AND INCOME PORTFOLIO -- seeks reasonable income and growth by investing in a broad list of carefully selected, reasonably priced securities.


EQUITY-INCOME PORTFOLIO -- seeks current income and long-term capital growth by investing in a portfolio of income-producing equity securities of U.S. corporations. The Portfolio's goal is to achieve a current dividend yield which exceeds the published composite yield of the securities comprising the S&P 500.

BALANCED PORTFOLIO -- seeks capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

SWISS FRANC BOND PORTFOLIO -- seeks to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income.

AMERICA INCOME PORTFOLIO -- seeks as high a level of current income as is consistent with the preservation of capital. This Portfolio invests exclusively in United States ("U.S.") Government Securities and in "when issued" commitments and repurchase agreements with respect to such securities.

MONEY MARKET PORTFOLIO -- seeks current income consistent with preserving capital and providing liquidity.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS WILL BE MET.

                          INVESTMENT ADVISORY SERVICES

Each Portfolio pays a management fee to Pioneer for managing its investments and business affairs. Each Portfolio's management fee is computed daily and paid monthly at the following annual rate:


                                                                                              MANAGEMENT FEE AS A
                                                                                               % OF PORTFOLIO'S
                                                                                                    AVERAGE
                                                                                               DAILY NET ASSETS
                                                                                            -----------------------
International Growth......................................................................             1.00%
Capital Growth............................................................................             0.65%
Growth Shares.............................................................................             0.65%
Real Estate Growth........................................................................             1.00%
Growth and Income.........................................................................             0.65%
Equity-Income.............................................................................             0.65%
Balanced..................................................................................             0.65%
Swiss Franc Bond..........................................................................             0.65%
America Income............................................................................             0.55%
Money Market..............................................................................             0.50%


                          DESCRIPTION OF THE CONTRACT

A. PAYMENTS

The Company's underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, must be met before a Contract can be issued. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.


The initial net payment will be credited to the Contract and allocated among the requested accounts as of the date that all issue requirements are properly met. If all issue requirements are not complied with within five business days of the Company's receipt of the initial payment, the payment will be returned unless the Owner specifically consents to the holding of the initial payment until completion of any outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office.


Payments are not limited as to frequency and number, but there are certain limitations as to amount. Currently, the initial payment must be at least $600 ($1,000 in Washington). Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Portfolio.

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of an Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B. RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may revoke the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to revoke the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for revocation to be effective.


Within seven days, the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of a) gross payments or (b) the amounts allocated to the Fixed and Guaranteed Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Portfolios for taxes, charges or fees. At the time the Contract is issued the "Right to Examine Contract" provision on the cover page of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.


The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C. RIGHT TO REVOKE OR SURRENDER IN SOME STATES

In Georgia, Idaho, Indiana, Michigan, Missouri, North Carolina, Oklahoma, Oregon, South Carolina, Texas, Utah, Washington and West Virginia, an Owner may revoke the Contract at any time within ten days (20 days in Idaho) after receipt of the Contract, and receive a refund as described under "B. Right to Revoke Individual Retirement Annuity," above.

In all other states, an Owner may return the Contract at any time within ten days (or the number of days required by state law if more than ten) after receipt of the Contract. The Company will pay to the Owner an amount equal to the sum of (1) the difference between the amount paid, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA, the IRA revocation right described above may be utilized in lieu of the special surrender right.

D. TRANSFER PRIVILEGE

Prior to the Annuity Date, the Owner may transfer amounts among accounts at any time upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Portfolio.

Currently, the Company makes no charge for transfers. The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or a market timing strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or market timing services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services to. The Company does not charge the Owner for providing additional support services. An Owner may authorize the deduction and payment of any fee he or she owes to an independent third party for timing services from the Accumulated Value; however such a deduction for payment of fees will be subject to the Contract's withdrawal rules (see "E. Withdrawals") and may be treated as a taxable distribution. Due to higher portfolio turnover rates, market timing transactions may have a negative impact on a portfolio's overall performance and may result in a lower yield and a portfolio's failure to achieve its investment objectives.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Money Market Portfolio, the America Income Portfolio or the Fixed Account (the source account) to one or more Portfolios. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Portfolios. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and subsequent payments deposited into the Fixed Account. For more information see Appendix A, "More Information About the Fixed Account."


The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with specified percentage allocations. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.


The Company reserves the right to limit the number of Portfolios that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected when the Contract is purchased or at a later date.

E. SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive an amount equal to the Surrender Value. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The amount payable to the Owner upon surrender will be based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only a Contract under which a commutable period certain option has been elected may be surrendered. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F. WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."

Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from withdrawals, see "FEDERAL TAX CONSIDERATIONS."


SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.


If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals will be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. The LED option permits the Owner to make systematic withdrawals from the Contract over his or her lifetime. The amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

If an Owner elects the LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy. The numerator of the fraction is 1 (one), and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual distributions, and may terminate the LED option at any time. The Owner also may elect to receive distributions under an LED option which is determined on the joint life expectancy of the Owner and a beneficiary. The Company also may offer other systematic withdrawal options.

If an Owner makes withdrawals under the LED option prior to age 59 1/2, the withdrawals may be treated by the Internal Revenue Service ("IRS") as premature distributions from the Contract. The payments then would be taxed on an "income first" basis and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General."


Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

G. DEATH BENEFIT
In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the benefit is equal to the greatest of (a) the Accumulated Value under the Contract increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an annual rate of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.



This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded at the annual rate of 5%. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded at the annual rate of 5% or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken. See APPENDIX C, "THE DEATH BENEFIT" for specific examples of death benefit calculations.


DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Money Market Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after receipt of due proof of death.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H. THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Portfolio and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Portfolio. This value never will be subject to a surrender charge when withdrawn. Additional payments may be made; however, a surrender charge will apply to these amounts if they have not been invested in the Contract for more than seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

I. ASSIGNMENT

The Contract, other than those sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J. ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Annuity Date is selected by the Owner. To the extent permitted in your state, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the accounts selected.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Under a variable annuity payout, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option(s) selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where the Annuitant has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options."

If the Owner does not elect otherwise, a variable life annuity with periodic payments for ten years guaranteed will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

K. DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Capital Growth Portfolio, the Equity-Income Portfolio and the America Income Portfolio. The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable options may be selected in combination with any of the fixed options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity payout options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the payee with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

    Where:    (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first payment, and

              (2) is the number of payments paid prior to the death of the payee.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant or the beneficiary in the Contract. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30, and may be commutable or noncommutable. A commutable option provides the Annuitant with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a non-commutable period certain option, the Annuitant may not request a lump sum payment. See "ANNUITY BENEFIT PAYMENT" in the SAI.

It should be noted that the period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L. ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the Annuitant's monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period, and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity payout options offered in the Contract.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY BENEFIT PAYMENTS. The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. Variable annuity benefit payments are due on the first of a month, which is the date the payment is to be received by the Annuitant, and currently are based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first periodic payment under each form of annuity for each $1,000 of applied value. For life contingency options and non-commutable period certain options of ten or more years, the annuity value is the Accumulated Value less any premium taxes and adjusted for any Market Value Adjustment. For commutable period certain options or any period certain option less than ten years, the value is the Surrender Value less any premium tax. For a death benefit annuity, the annuity value will be the amount of the death benefit. The annuity rates in the Contract are based on a modification of the 1983(a) Individual Mortality Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "M. NORRIS Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity payout options offered by the Company are based on a 3.5% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity benefit payments will increase over periods when the actual net investment result of the Sub-Accounts funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity benefit payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first periodic annuity benefit payment under life annuity options and non-commutable period certain options of ten years or more is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For commutable period certain options and any period certain option of less than ten years, the Surrender Value less premium taxes, if any, is used rather than the Accumulated Value. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Accounts to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. After the first benefit payment, the dollar amount of each periodic variable annuity benefit payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Accounts. The dollar amount of each fixed amount annuity benefit payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

From time to time, the Company may offer Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

For an illustration of a variable annuity benefit payment calculation using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS" in the SAI.

M. NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

N. COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the accounts selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and


(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.


The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see "ANNUITY BENEFIT PAYMENTS" in the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectus and SAI for the Fund.

A. VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily charge equal to an annual rate of 1.25% of the value of each Sub-Account's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Contract. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.


ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (see B. below) and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. The prospectus and SAI for the Fund contain additional information concerning expenses of the Underlying Portfolios.

B. CONTRACT FEE


A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Portfolios; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C. PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

D. CONTINGENT DEFERRED SALES CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A contingent deferred sales charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.


For purposes of determining the contingent deferred sales charge, the Accumulated Value is divided into three categories: (1) New Payments n payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments naccumulated payments not defined as New Payments; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.


CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The contingent deferred sales charges are as follows:

YEARS FROM   CHARGE AS PERCENTAGE
  DATE OF           OF NEW
  PAYMENT     PAYMENTS WITHDRAWN
-----------  ---------------------
Less than 1           7%
     2                6%
     3                5%
     4                4%
     5                3%
     6                2%
     7                1%
More than 7           0%

The amount withdrawn equals the amount requested by the Owner plus the contingent deferred sales charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total contingent deferred sales charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE. Where permitted by state law, the Company will waive the contingent deferred sales charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date of the Contract and remains confined there until the later of one year after the issue date or 90 consecutive days; (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract; or (3) physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security

Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where contingent deferred sales charges have been waived under any one of the three situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the contingent deferred sales charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:
(1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the contingent deferred sales charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or Sub-Advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


Finally, if permitted under state law, contingent deferred sales charges will be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.


Any reduction or elimination in the amount or duration of the contingent deferred sales charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

Where (1)     100% of Cumulative Earnings (calculated as the Accumulated Value as of
is:           the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);
Where (2)     15% of the Accumulated Value as of the Valuation Date the Company
is:           receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no contingent deferred sales charge was applied; and
Where (3)     The amount calculated under the Company's life expectancy distribution
is:           option (see "Life Expectancy Distributions") whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $2,250, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 15% of Accumulated Value ($2,250); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales charge, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment. See "GUARANTEE PERIOD ACCOUNTS."

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a contingent deferred sales charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "E. Surrender" and "F. Withdrawals" under "DESCRIPTION OF THE CONTRACT," and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If any commutable period certain option or a non-commutable period certain option for less than ten years is chosen, a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date. No contingent deferred sales charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any non-commutable period certain option for ten years or more. A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS." If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any contingent deferred sales charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

E. TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year. For more information, see "D. Transfer Privilege."

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Money Market Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, it is the Company's current practice to give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                              [(1+i)/(1+j)]n/365-1

where:             i  is the Guaranteed Interest Rate expressed as a decimal (for example 3% =
                      0.03) being credited to the current Guarantee Period;
                   j  is the new Guaranteed Interest Rate, expressed as a decimal, for a
                      Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and
                   n  is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B.


BUILD WITH INTEREST AND GROWTH PROGRAM. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that on the last day of the Guarantee Period it will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments."


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a contingent deferred sales charge applies to the withdrawal, it will be calculated as set forth under "D. Contingent Deferred Sales Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Portfolios of the Fund will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

A. QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see Section D below.

B. TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Non-Natural Owner" below), be considered an annuity contract under Section 72 of the Code. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before the investment in the Contract is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2 or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts owned by "non-natural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C. TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D. PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to Owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contracts to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract as described in this Prospectus. See "B. Right to Revoke Individual Retirement Annuity."


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax-exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA Contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                                    REPORTS

An Owner is sent a report semi-annually which states certain financial information about the Underlying Portfolios. The Company also will furnish an annual report to the Owner containing a statement of his or her account, including Accumulation Unit values and other information as required by applicable law, rules and regulations.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA contracts (i.e., contracts issued under Section 403(b) of the Code) and to contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisers and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Money Market Portfolio.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios may be issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Portfolios may be also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor the Fund currently foresees any such disadvantages to either variable life owners or variable annuity owners, the Company and the trustee intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to:
(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class; (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law; (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act; (4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account; (5) to change the methodology for determining the net investment factor,; and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity period, the number of Underlying Portfolio shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Annuitant's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contracts also are offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions, not to exceed 6.0% of payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from the Company's General Account. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any contingent deferred sales charges assessed on the Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-688-9915.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account and is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least seven full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, if the Contract is issued after the Annuitant's 81st birthday, no payments or transfers to the Fixed Account will be permitted at any time.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Portfolio.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and subsequent payments ("eligible payments") deposited into the Fixed Account pursuant to a Dollar Cost Averaging election. The following are not considered eligible payments: amounts transferred into the Fixed Account from the Variable Account and/or the Guarantee Period Accounts; amounts already in the Fixed Account at the time an eligible payment is deposited and amounts transferred to the Contract from another annuity contract issued by the Company.

An eligible payment must be automatically transferred out of the Fixed Account over a continuous twelve month period. The enhanced rate will apply during the twelve month period to any portion of the eligible payment remaining in the Fixed Account. Amounts automatically transferred out of the Fixed Account will no longer earn the enhanced rate of interest and, as of the date of transfer, will be subject to the variable investment performance of the sub-account(s) transferred into. If the automatic transfer option is terminated prior to the end of the twelve month period, the enhanced rate will no longer apply.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER

    Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender based on hypothetical Accumulated Values:

                 HYPOTHETICAL     WITHDRAWAL         SURRENDER
   CONTRACT      ACCUMULATED   WITHOUT SURRENDER       CHARGE        SURRENDER
     YEAR           VALUE        CHARGE AMOUNT       PERCENTAGE       CHARGE
---------------  ------------  -----------------  ----------------  -----------
           1     $  54,000.00    $    8,100.00              7%      $  3,213.00
           2        58,320.00         8,748.00              6%         2,974.32
           3        62,985.60        12,985.60              5%         2,500.00
           4        68,024.45        18,024.45              4%         2,000.00
           5        73,466.40        23,466.40              3%         1,500.00
           6        79,343.72        29,343.72              2%         1,000.00
           7        85,691.21        35,691.21              1%           500.00
           8        92,546.51        42,546.51              0%             0.00

WITHDRAWALS

    Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals of the Owner's account, based on hypothetical Accumulated Values.

                 HYPOTHETICAL                   WITHDRAWAL         SURRENDER
   CONTRACT      ACCUMULATED                 WITHOUT SURRENDER       CHARGE        SURRENDER
     YEAR           VALUE      WITHDRAWALS     CHARGE AMOUNT       PERCENTAGE       CHARGE
---------------  ------------  ------------  -----------------  ----------------  -----------
           1     $  54,000.00  $       0.00    $    8,100.00              7%       $    0.00
           2        58,320.00          0.00         8,748.00              6%            0.00
           3        62,985.60          0.00        12,985.60              5%            0.00
           4        68,024.45     30,000.00        18,024.45              4%          479.02
           5        41,066.40     10,000.00         6,159.96              3%          115.20
           6        33,551.72      5,000.00         5,032.76              2%            0.00
           7        30,835.85     10,000.00         4,625.38              1%           53.75
           8        22,502.72     15,000.00         3,375.41              0%            0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)]n/365-1

    The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

    Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor          =  (1+i)/(1+j)]n/365 -1
                                     =  [(1+.08)/(1+.10)]2555/365 -1
                                     =  (.98182)7 -1
                                     =  -.12054

The market value adjustment          =  the market value factor multiplied by the withdrawal
                                     =  -.12054X$62,985.60
                                     =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

    Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor          =  [(1+i)/(1+j)]n/365 -1
                                     =  [(1+.08)/(1+.07)]2555/365 -1
                                     =  (1.0093)7 -1
                                     =  .06694

The market value adjustment          =  the market value factor multiplied by the withdrawal
                                     =  .06694X$62,985.60
                                     =  $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)

    Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor          =  [(1+i)/(1+j)]n/365 -1
                                     =  [(1+.08)/(1+.11)]2555/365 -1
                                     =  (.97297)7 -1
                                     =  -.17454

The market value adjustment          =  Minimum of the market value factor multiplied by the
                                        withdrawal or the negative of the excess interest earned
                                        over 3%
                                     =  Minimum (-.17454HX62,985.60 or -$8,349.25)
                                     =  Minimum (-$10,993.51 or -$8,349.25)
                                     =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)

    Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor          =  [(1+i)/(1+j)]n/365 -1
                                     =  [(1+.08)/(1+.06)]2555/365 -1
                                     =  (1.01887)7 -1
                                     =  .13981

The market value adjustment          =  Minimum of the market value factor multiplied by the
                                        withdrawal or the excess interest earned over 3%

    The market value factor          =  Minimum of (.13981X$62,985.60 or $8,349.25)
                                     =  Minimum of ($8,806.02 or $8,349.25)
                                     =  $8,349.25

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

    Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL  HYPOTHETICAL                                            HYPOTHETICAL
CONTRACT   ACCUMULATED   MARKET VALUE     DEATH         DEATH         DEATH         DEATH
  YEAR        VALUE       ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
---------  ------------  ------------  ------------  ------------  ------------  ------------
    1      $  53,000.00   $     0.00   $  53,000.00  $  52,500.00  $  50,000.00   $53,000.00
    2         53,530.00       500.00      54,030.00     55,125.00     53,000.00    55,125.00
    3         58,883.00         0.00      58,883.00     57,881.25     55,125.00    58,883.00
    4         52,994.70       500.00      53,494.70     60,775.31     58,883.00    60,775.31
    5         58,294.17         0.00      58,294.17     63,814.08     60,775.31    63,814.08
    6         64,123.59       500.00      64,623.59     67,004.78     63,814.08    67,004.78
    7         70,535.95         0.00      70,535.95     70,355.02     67,004.78    70,535.95
    8         77,589.54       500.00      78,089.54     73,872.77     70,535.95    78,089.54
    9         85,348.49         0.00      85,348.49     77,566.41     78,089.54    85,348.49
   10         93,883.34         0.00      93,883.34     81,444.73     85,348.49    93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

    Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL                HYPOTHETICAL                                            HYPOTHETICAL
CONTRACT   ACCUMULATED                 MARKET VALUE     DEATH         DEATH         DEATH         DEATH
  YEAR        VALUE      WITHDRAWALS    ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
---------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    1      $  53,000.00  $       0.00   $     0.00   $  53,000.00  $  52,500.00  $  50,000.00   $53,000.00
    2         53,530.00          0.00       500.00      54,030.00     55,125.00     53,000.00    55,125.00
    3          3,883.00     50,000.00         0.00       3,883.00      3,816.94      3,635.18     3,883.00
    4          3,494.70          0.00       500.00       3,994.70      4,007.79      3,883.00     4,007.79
    5          3,844.17          0.00         0.00       3,844.17      4,208.18      4,007.79     4,208.18
    6          4,228.59          0.00       500.00       4,728.59      4,418.59      4,208.18     4,728.59
    7          4,651.45          0.00         0.00       4,651.45      4,639.51      4,728.59     4,728.59
    8          5,116.59          0.00       500.00       5,616.59      4,871.49      4,728.59     5,616.59
    9          5,628.25          0.00         0.00       5,628.25      5,115.07      5,616.59     5,628.25
   10            691.07      5,000.00         0.00         691.07        599.51        628.25       691.07

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL  HYPOTHETICAL  HYPOTHETICAL
CONTRACT   ACCUMULATED   MARKET VALUE     DEATH
  YEAR        VALUE       ADJUSTMENT     BENEFIT
---------  ------------  ------------  ------------
    1      $  53,000.00   $     0.00    $53,000.00
    2         53,530.00       500.00     54,030.00
    3         58,883.00         0.00     58,883.00
    4         52,994.70       500.00     53,494.70
    5         58,294.17         0.00     58,294.17
    6         64,123.59       500.00     64,623.59
    7         70,535.95         0.00     70,535.95
    8         77,589.54       500.00     78,089.54
    9         85,348.49         0.00     85,348.49
   10         93,883.34         0.00     93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
         DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95)

1. The Guarantee Period Accounts are not available under the Pioneer Vision Contract (Form A3023-95).

2. The waiver of surrender charge in Pioneer Vision 2 for disability prior to age 65, diagnosis of a terminal illness or confinement to a nursing home until the later of one year after issue or 90 days (see "Reduction or Elimination of Surrender Charge") is not available under the Pioneer Vision Contract (Form A3023-95).

3. The death benefit under Pioneer Vision Contract (Form A3023-95) that is payable upon the death of the Annuitant (or an Owner who is also the Annuitant) is the greatest of: (1) the Accumulated Value under the Contract next determined following receipt of due proof of death at the Principal Office; (2) the total amount of gross payments made under the Contract reduced proportionately to reflect the amount of all prior partial withdrawals, or (3) the death benefit that would have been payable on the most recent fifth year policy anniversary, increased for subsequent payments and reduced proportionately to reflect withdrawals after that date.

4. The Withdrawal Without Surrender Charge Amount (the "Free Withdrawal Amount") under the Pioneer Vision Contract (Form A3023-95) is the greatest of (1) cumulative earnings; (2) 10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of the withdrawal request; or (3) the amount calculated under the Company's life expectancy distribution. The percentage available under the Pioneer Vision 2 Contract is 15% rather than 10%.

5. The following transfer provision applies to the Pioneer Vision Contract (Form A3023-95):

TRANSFER PRIVILEGE. At any time prior to the Annuity Date, subject to the Company's then current rules, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Accounts to the Fixed Account, where available. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to a written request or, if a properly completed authorization is on file, pursuant to a telephone request.

Except for transfers made under the automatic transfer option and for transfers made under contracts issued to residents of Texas, no transfers from the Fixed Account are permitted except during the 30-day period beginning on each Contract anniversary. During that 30-day "window" period, any amount (up to 100%) of Contract value in the Fixed Account may be transferred. In Texas, transfers involving the Fixed Account also are permitted if: (1) there has been at least a 90-day period since the last transfer from the Fixed Account; and (2) the amount transferred from the Fixed Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually ) from the Money Market Portfolio or the America Income Portfolio (the source account) to one or more of the other Sub-Accounts. Automatic transfers may not be made into the Fixed Account or, if applicable, the Portfolio being used as the source account. The Fixed Account also may be used as the source account from which monthly, bi-monthly or quarterly automatic transfers will be made to any of the Sub-Accounts provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the Fixed Account as of the date of the first transfer; (2) each bi-monthly transfer cannot exceed 20% of the value in the Fixed Account as of the date of the first transfer, and
(3) each quarterly transfer cannot exceed 25% of the value in the Fixed Account as of the date of the first transfer. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.



The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with specified percentage allocations. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.


The Company reserves the right to limit the number of Portfolios that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Account Rebalancing may not be in effect simultaneously.

6. The contingent deferred sales charge under Pioneer Vision Contract (Form A3023-95) is:

YEARS FROM      CHARGE AS PERCENTAGE OF
  DATE OF                 NEW
  PAYMENT         PAYMENTS WITHDRAWN
-----------  -----------------------------
    0-3                       7%
     4                        6%
     5                        5%
     6                        4%
     7                        3%
More than 7                   0%


7. For Pioneer Vision Contract (Form A3023-95) contracts issued in Maryland, the contingent deferred sales charge for monies surrendered out of the Variable Account is identical to the charge schedule shown in 6. above. Monies surrendered out of the Fixed Account, however, are subject to the following additional charges: in Year 8, measured from the date of payment, a 2% charge will apply, and in year 9 a 1% charge will apply. Thereafter, no charge applies.


8.  Because of the differences between the contingent deferred sales charge (see
    6. above) and the amount of the free withdrawal (see 4. above) in the Pioneer Vision Contract (Form A3023-95) and Pioneer Vision 2, the following example (1) applies to Owners of the Pioneer Vision Contract (Form A3023-95) contract, and should be referred to rather than the example (1) on page 13 of this Prospectus.

(1) If the Contract is surrendered or annuitized* under a commutable period certain option or a non-commutable certain option of less than ten years at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                                                      ---------  ---------  ---------  ---------
International Growth................................................
Capital Growth......................................................
Growth Shares.......................................................
Real Estate Growth..................................................
Growth and Income...................................................
Equity-Income.......................................................
Balanced............................................................
Swiss Franc Bond....................................................
America Income......................................................
Money Market........................................................


* The contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization in any Contract year under an option including a life contingency.

9. Because of the different contingent deferred sales charge schedule and free amount percentage, the following performance tables apply to the Pioneer Vision Contract (Form A3023-95) contract owners:


                                    TABLE 1A
                TOTAL ANNUAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 1997
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                        FOR YEAR      SINCE
                                                                                          ENDED    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO                                           12/31/97   SUB-ACCOUNT
--------------------------------------------------------------------------------------  ---------  ------------
International Growth..................................................................
Capital Growth........................................................................
Growth Shares.........................................................................
Real Estate Growth....................................................................
Growth and Income.....................................................................
Equity-Income.........................................................................
Balanced..............................................................................
Swiss Franc Bond......................................................................
America Income........................................................................
Money Market..........................................................................

                                    TABLE 1B
                SUPPLEMENTAL TOTAL ANNUAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1997
                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)



                                                                                        FOR YEAR      SINCE
                                                                                          ENDED    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO                                           12/31/97   SUB-ACCOUNT
--------------------------------------------------------------------------------------  ---------  ------------
International Growth..................................................................
Capital Growth........................................................................
Growth Shares.........................................................................
Real Estate Growth....................................................................
Growth and Income.....................................................................
Equity-Income.........................................................................
Balanced..............................................................................
Swiss Franc Bond......................................................................
America Income........................................................................
Money Market..........................................................................



                                    TABLE 2A
                TOTAL ANNUAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 1997
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                                        FOR YEAR       OF
                                                                                          ENDED    UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO                                           12/31/97      FUND*
--------------------------------------------------------------------------------------  ---------  -----------
International Growth..................................................................
Capital Growth........................................................................
Growth Shares.........................................................................
Real Estate Growth....................................................................
Growth and Income.....................................................................
Equity-Income.........................................................................
Balanced..............................................................................
Swiss Franc Bond......................................................................
America Income........................................................................
Money Market..........................................................................

                                    TABLE 2B
                SUPPLEMENTAL TOTAL ANNUAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1997
                       SINCE INCEPTION OF UNDERLYING FUND
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                                        FOR YEAR       OF
                                                                                          ENDED    UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO                                           12/31/97      FUND*
--------------------------------------------------------------------------------------  ---------  -----------
International Growth..................................................................
Capital Growth........................................................................
Growth Shares.........................................................................
Real Estate Growth....................................................................
Growth and Income.....................................................................
Equity-Income.........................................................................
Balanced..............................................................................
Swiss Franc Bond......................................................................
America Income........................................................................
Money Market..........................................................................


* The inception date for Growth Shares and Growth and Income Portfolios was 10/31/97. The inception date for the Swiss Franc Bond Portfolio was 11/1/95. All other Portfolios commenced operations on 3/1/95.


10. The Fixed Account under the Pioneer Vision Contract (Form A3023-95) contract is not available in Oregon.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                         STATEMENT OF ADDITIONAL INFORMATION

                                         OF

            INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                   SUB-ACCOUNTS OF

                                SEPARATE ACCOUNT VA-P

                INVESTING IN SHARES OF PIONEER VARIABLE CONTRACTS TRUST









THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF SEPARATE ACCOUNT VA-P DATED MAY 1, 1998 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-688-9915.


                             DATED MAY 1, 1998

                              TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . .    2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND
     THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

ANNUITY BENEFIT PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . .    4

EXCHANGE OFFER . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . .    7

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .  F-1


                           GENERAL INFORMATION AND HISTORY

Separate Account VA-P (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") established by vote of its Board of Directors on October 27, 1994.
 The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.
The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1997, the Company had over $X.X billion in assets and over $XX.X billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1997, First Allmerica and its subsidiaries (including the Company) had over $XX.X billion in combined assets and over $XX.X billion in life insurance in force.




Ten Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract (the "Contract") and Pioneer Vision (3023-95), a predecessor contract no longer being sold. (Pioneer Vision 2 and Pioneer Vision - 3023-95 are referred to collectively as "the contracts.") Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust (the "Fund"), an open-end, diversified management investment company. The Fund currently consists of the following ten investment portfolios: International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and the Money Market Portfolio ("Underlying Portfolios").

                       TAXATION OF THE CONTRACTS, THE VARIABLE
                                ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the contracts or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                               SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Portfolio shares is reflected on the records of the Portfolio, and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 1997 and 1996 and for each of the periods then ended, and of Separate Account VA-P as of December 31, 1997 and for the periods indicated, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                               UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable laws to sell variable annuity policies.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 6.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria.
Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% is paid to Pioneer Funds Distributor, Inc. for administrative and support services with respect to the distribution of the Contract; however, Pioneer Funds Distributor, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.


The aggregate amounts of commissions paid to Pioneer Funds Distributor, Inc. and to independent broker-dealers, respectively, for sales of contracts funded by Separate Account VA-P were__________________ and ____________ in 1997; $1,263,159.35 and $7,978,798.15 in 1996, and $221,534.90 and
$1,672,592.62 in 1995.  Sales of these contracts began in 1995.


Commissions paid by the Company do not result in any charge to Owners or to the Variable Account, in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

                               ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the contracts is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)Accumulation Unit Value -- Previous Valuation Period . . . . .   $ 1.135000

(2)Value of Assets -- Beginning of Valuation Period. . . . . . . .  $5,000,000

(3)Excess of Investment Income and Net Gains Over Capital Losses . . .  $1,675

(4)Adjusted Gross Investment Rate for the Valuation Period
   (3) divided by  (2) . . . . . . . . . . . . . . . . . . . . . . .  0.000335


(5)Annual Charge (one-day equivalent of 1.40% per annum) . . . . . .  0.000039

(6)Net Investment Rate (4) - (5) . . . . . . . . . . . . . . . . . .  0.000296

(7)Net Investment Factor 1.000000 + (6). . . . . . . . . . . . . . .  1.000296

(8)Accumulation Unit Value -- Current Period (1) x (7) . . . . . .    $1.13533

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Determination of First and Subsequent Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was
1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.



Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.



                               EXCHANGE OFFER

A.  VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity Contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and

A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the contingent deferred sales charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the contingent deferred sales charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.  FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Portfolios to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Portfolios. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently revoke the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Revoke Individual Retirement Annuity" and "Right to Revoke All Other Contracts," will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                               PERFORMANCE INFORMATION



Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total Return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio or an underlying Sub-Account has been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

The Contract has been offered since 1996. Total return data, however, may be advertised based on the period of time that the underlying Sub-Accounts and the Underlying Portfolios have been in existence. The results for any period prior to the Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.



TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable contingent deferred sales charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

    P(1 + T) (n) = ERV

    Where:    P    =    a hypothetical initial payment to the Variable Account
                        of $1,000

              T    =    average annual total return

              n    =    number of years

            ERV   =    the ending redeemable value of the $1,000 payment at
                       the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:




                    CONTRACT FORM A3023-95  (PIONEER VISION)
                      (NO GUARANTEE PERIOD ACCOUNT OPTIONS)
                   -------------------------------------------


               YEARS FROM DATE                 CHARGE AS PERCENTAGE
            OF PAYMENT TO DATE OF            OF NEW PURCHASE PAYMENTS
                WITHDRAWAL                        WITHDRAWN*
                  0-3                              7%
                   4                               6%
                   5                               5%
                   6                               4%
                   7                               3%
                Thereafter                         0%





                    CONTRACT FORM A3025-96  (PIONEER VISION II)
                      (WITH GUARANTEE PERIOD ACCOUNT OPTIONS)
                   -------------------------------------------


                    YEARS FROM DATE        CHARGE AS PERCENTAGE
                OF PAYMENT TO DATE OF   OF NEW PURCHASE PAYMENTS
                      WITHDRAWAL                WITHDRAWN*
                      0-1                         7%
                       2                          6%
                       3                          5%
                       4                          4%
                       5                          3%
                       6                          2%
                       7                          1%
                   Thereafter                     0%



* Subject to the maximum limit described in the Prospectus.



No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all Contract years, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the contingent deferred sales charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

    P(1 + T) (n) = EV

    Where:    P  =  a hypothetical initial payment to the Variable
                    Account of $1,000

              T  =  average annual total return

              n  =  number of years

             EV  =  the ending value of the $1,000 payment at the end
                    of the specified period.

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the contingent deferred sales charge that would be applicable if the Contract was surrendered at the end of the period.

The calculations of Supplemental Total Return include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD -- THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven- day period ended December 31, 1997:

           Yield            3.67%
           Effective Yield  3.73%

Yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.40% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

              Effective Yield = [(base period return + 1) (365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                               FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-P.

                            PART C.  OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (A)    FINANCIAL STATEMENTS

         Financial Statements Included in Part A.
         None.

         Financial Statements Included in Part B.
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company and Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company will be filed on or about April 15, 1998 as part of a Post-Effective Amendment filing pursuant to Rule 485(b).

         Financial Statements Included in Part C.
         None.

  (B)    EXHIBITS

  EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is incorporated by reference herein.

  EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

  EXHIBIT 3   (a)  Proposed Form of Sales and Administrative Services Agreement
                   was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is incorporated by reference herein.

              (b) Wholesaling Agreement was previously filed on March 1, 1995 and is incorporated by reference herein.

              (c) Broker's Agreement and Specimen Schedule of Sales Commissions for Variable Annuity Policies was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is incorporated by reference herein.

  EXHIBIT 4 Policy Form A was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is incorporated by reference herein. Policy Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996 and is incorporated by reference herein.

  EXHIBIT 5 Application Form A was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is incorporated by reference herein. Application Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996 and is incorporated by reference herein.

  EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement on November 3, 1994 and are incorporated by reference herein.

              An Amendment to the Articles of Incorporation was filed on October 1, 1996, and is incorporated by reference herein.

  EXHIBIT 7   Not Applicable.

  EXHIBIT 8   Not Applicable.

  EXHIBIT 9   Opinion of Counsel is filed herewith.

  EXHIBIT 10  To be filed by amendment in Rule 485(b) filing.

  EXHIBIT 11  None.

  EXHIBIT 12  None.

  EXHIBIT 13  None.

  EXHIBIT 14  Not Applicable.

  EXHIBIT 15 Participation Agreement dated December 22, 1994 was previously filed on February 28, 1995 in Pre-Effective Amendment No. 1 and is incorporated by reference herein.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

 NAME AND POSITION                       PRINCIPAL OCCUPATION(S) DURING PAST
                                         FIVE YEARS
 Bruce C. Anderson                       Director of First Allmerica since
   Director                              1996; Vice President, First
                                         Allmerica since 1984

 Abigail M. Armstrong                    Secretary of First Allmerica since
   Secretary and Counsel                 1996; Counsel, First Allmerica
                                         since 1991

 Robert E. Bruce                         Director and Chief Information Officer
   Director                              of First Allmerica since 1997; Vice
                                         President of First Allmerica since
                                         1995; Corporate Manager, Digital
                                         Equipment Corporation 1979 to 1995

 John P. Kavanaugh                       Director and Chief Investment Officer
   Director, Vice President and          of First Allmerica since 1996;
   Chief Investment                      Vice President, First Allmerica
   Officer                               since 1991

 John F. Kelly                           Director of First Allmerica since
   Director, Vice President and          1996; Senior Vice President, General
   General Counsel                       Counsel and Assistant Secretary,
                                         First Allmerica since 1991

 J. Barry May                            Director of First Allmerica since
   Director                              1996; Director and President, The
                                         Hanover Insurance Company since 1996;
                                         Vice President, The Hanover Insurance
                                         Insurance Company, 1993 to 1996;
                                         General Manager, The Hanover
                                         Insurance Company 1989 to 1993

 James R. McAuliffe                      Director of First Allmerica since
   Director                              1996; President and CEO, Citizens
                                         Insurance Company of America since
                                         1994; Vice President 1982 to 1994 and
                                         Chief Investment Officer, First
                                         Allmerica 1986 to 1994

 John F. O'Brien                         Director, Chairman of the Board,
   Director and Chairman of the          President and Chief Executive
   Board                                 Officer, First Allmerica since 1989

 Edward J. Parry, III                    Director and Chief Financial Officer
   Director, Vice President and          of First Allmerica since 1996; Vice
   Chief Financial Officer               President and Treasurer, First
                                         Allmerica since 1993

 Richard M. Reilly                       Director of First Allmerica since
   Director, President and               1996; Vice President, First
   Chief Executive Officer               Allmerica since 1990; Director,
                                         Allmerica Investments, Inc. since
                                         1990; Director and President,
                                         Allmerica Investment Management
                                         Company, Inc. since 1990

 Eric A. Simonsen                        Director of First Allmerica since
   Director and Vice President           1996; Vice President, First
                                         Allmerica since 1990; Chief
                                         Financial Officer, First Allmerica
                                         1990 to 1996

 Phillip E. Soule                        Director of First Allmerica since
   Director                              1996; Vice President, First
                                         Allmerica since 1987

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

             NAME                     ADDRESS           TYPE OF BUSINESS
             ----                     -------           ----------------
AAM Equity Fund                440 Lincoln Street    Massachusetts Grantor
                               Worcester MA 01653    Trust

AAM Growth & Income Fund, LLC  440 Lincoln Street    Limited Liability
                               Worcester MA 01653    Corporation

AAM High Yield Fund, LLC       440 Lincoln Street    Limited Liability
                               Worcester MA 01653    Corporation

AFC Capital Trust I            440 Lincoln Street    Statutory Business Trust
                               Worcester MA 01653

Allmerica Asset Management     440 Lincoln Street    Investment advisory
Limited                        Worcester MA 01653    services

Allmerica Asset Management,    440 Lincoln Street    Investment advisory
Inc.                           Worcester MA 01653    services

Allmerica Benefits, Inc.       440 Lincoln Street    Non-insurance medical
                               Worcester MA 01653    services

Allmerica Equity Index Pool    440 Lincoln Street    Massachusetts Grantor
                               Worcester MA 01653    Trust

Allmerica Financial Alliance   100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

Allmerica Financial Benefit    100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

Allmerica Financial            440 Lincoln Street    Holding Company
Corporation                    Worcester MA 01653

Allmerica Financial Insurance  440 Lincoln Street    Insurance Broker
Brokers, Inc.                  Worcester MA 01653

Allmerica Financial Life       440 Lincoln Street    Life insurance, accident
Insurance and Annuity Company  Worcester MA 01653    and health insurance,
(formerly known as SMA Life                          annuities, variable
Assurance Company)                                   annuities and variable
                                                     life insurance

Allmerica Financial Services   440 Lincoln Street    Insurance Agency
Insurance Agency, Inc.         Worcester MA 01653

Allmerica Funding Corp.        440 Lincoln Street    Special purpose funding
                               Worcester MA 01653    vehicle for commercial
                                                     paper

Allmerica Funds                440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica, Inc.                440 Lincoln Street    Common employer for
                               Worcester MA 01653    Allmerica Financial
                                                     Corporation entities

Allmerica Institutional        440 Lincoln Street    Accounting, marketing and
Services, Inc. (formerly       Worcester MA 01653    shareholder services for
known as 440 Financial                               investment companies
Group of Worcester, Inc.)

Allmerica Investment           440 Lincoln Street    Investment advisory
Management Company, Inc.       Worcester MA 01653    services

Allmerica Investments, Inc.    440 Lincoln Street    Securities, retail
                               Worcester MA 01653    broker-dealer

Allmerica Investment Trust     440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica Plus Insurance       440 Lincoln Street    Insurance Agency
Agency, Inc.                   Worcester MA 01653

Allmerica Property & Casualty  440 Lincoln Street    Holding Company
Companies, Inc.                Worcester MA 01653

Allmerica Securities Trust     440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica Services             440 Lincoln Street    Internal administrative
Corporation                    Worcester MA 01653    services provider to
                                                     Allmerica Financial
                                                     Corporation entities

Allmerica Trust Company, N.A.  440 Lincoln Street    Limited purpose national
                               Worcester MA 01653    trust company

AMGRO, Inc.                    100 North Parkway     Premium financing
                               Worcester MA 01605

APC Funding Corp.              440 Lincoln Street    Special purpose funding
                               Worcester MA 01653    vehicle for commercial
                                                     paper

Citizens Corporation           440 Lincoln Street    Holding Company
                               Worcester MA 01653

Citizens Insurance Company of  645 West Grand River  Multi-line property and
America                        Howell MI 48843       casualty insurance

Citizens Insurance Company of  333 Pierce Road       Multi-line property and
Illinois                       Itasca IL 60143       casualty insurance

Citizens Insurance Company of  3950 Priority Way     Multi-line property and
the Midwest                    South Drive, Suite    casualty insurance
                               200 Indianapolis IN
                               46280

Citizens Insurance Company of  8101 N. High Street   Multi-line property and
Ohio                           P.O. Box 342250       casualty insurance
                               Columbus OH 43234

Citizens Management, Inc.      645 West Grand River  Services management
                               Howell MI 48843       company

First Allmerica Financial      440 Lincoln Street    Life, pension, annuity,
Life Insurance Company         Worcester MA 01653    accident and health
(formerly State Mutual Life                          insurance company
Assurance Company of America)

Greendale Special Placements   440 Lincoln Street    Massachusetts Grantor
Fund                           Worcester MA 01653    Trust

The Hanover American           100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

The Hanover Insurance Company  100 North Parkway     Multi-line property and
                               Worcester MA 01605    casualty insurance

Hanover Texas Insurance        801 East Campbell     Attorney-in-fact for
Management Company, Inc.       Road Richardson       Hanover Lloyd's Insurance
                               TX 75081              Company

Hanover Lloyd's Insurance      801 East Campbell     Multi-line property and
Company                        Road Richardson       casualty insurance
                               TX 75081

Lloyds Credit Corporation      440 Lincoln Street    Premium financing service
                               Worcester MA 01653    franchises

Logan Wells Water Company,     603 Heron Drive       Water Company serving
Inc.                           Bridgeport NJ 08014   land development
                                                     investment

Massachusetts Bay Insurance    100 North Parkway     Multi-line property and
Company                        Worcester MA 01605    casualty insurance

SMA Financial Corp.            440 Lincoln Street    Holding Company
                               Worcester MA 01653

Somerset Square, Inc.          440 Lincoln Street    Real estate holding
                               Worcester MA 01653    company

Sterling Risk Management       440 Lincoln Street    Risk management services
Services, Inc.                 Worcester MA 01653



                                Allmerica Financial Corporation

                                            Delaware
            |                     |                   |             |           |
     ___________________________________________________________________________________
           100%                  100%               100%           100%        100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica
                            Funding Corp.      Financial Life    Trust I      Services
                                                 Insurance                  Corporation
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts
                                                      |
                            _______________________________________________
                                  |
                                 100%
                             Logan Wells
                            Water Company,
                                 Inc.

                              New Jersey

______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
      65.78%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,         Institutional       Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.              Services, Inc.      Insurance and
  Companies, Inc.                                                                                        Annuity Company
                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________                             ______|_______
         |                  |                   |                    |                                        |
       100%                100%                100%                 100%                                     100%
        APC             The Hanover          Allmerica           Citizens                                 Somerset
   Funding Corp.         Insurance           Financial           Insurance                               Square, Inc.
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois                              Massachusetts
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                                    100%                 100%                 82.5%               100%
     Allmerica                              The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial                               American            Insurance            Corporation        Bay Insurance
      Benefit                                Insurance           Management                                 Company
     Insurance                                Company          Company, Inc.
      Company

   Pennsylvania                            New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan



                                Allmerica Financial Corporation

                                            Delaware
            |                     |                   |             |           |
     ___________________________________________________________________________________
           100%                  100%               100%           100%        100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica
                            Funding Corp.      Financial Life    Trust I      Services
                                                 Insurance                  Corporation
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts
                                                      |
                            _______________________________________________
                                               |
                                              100%
                                              SMA
                                           Financial Corp.


                                           Massachusetts
                                                 |
_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                                 Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica             Allmerica           Allmerica
     Alliance                                                 Investment Trust           Funds            Securities
     Insurance                                                                                               Trust
      Company
                                                               Massachusetts         Massachusetts       Massachusetts
   New Hampshire       Massachusetts
                             |
                             |
                           100%                                                  Affiliated Management Investment Companies
                          Lloyd's
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                                                 Affiliated Lloyd's plan company, controlled by
                                                                                 Underwriters for the benefit of the Hanover
                                                                                 Insurance Company

                                                                                          AAM              AAM
                                                                                         Growth            High
                                                                                      Income Fund       Yield Fund,
                                                                                         L.L.C.           L.L.C.

                                                                                        Delaware       Massachusettes

                                                                                   LLC established for the benefit of
                                                                                   First Allmerica, Allmerica
                                                                                   Financial Life, Hanover and
                                                                                   Citizens


ITEM 27. NUMBER OF CONTRACT OWNERS

     As of December 31, 1997, the Variable Account had 2,164 Qualified Contract Owners and 5,359 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

           - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

           - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

           -  Allmerica Investment Trust


    (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
              440 Lincoln Street
              Worcester, Massachusetts 01653

        NAME                            POSITION OR OFFICE WITH UNDERWRITER
        ----                            -----------------------------------
     Abigail M. Armstrong               Secretary and Counsel

     Emil J. Aberizk, Jr.               Vice President

     Edward T. Berger                   Vice President and Chief Compliance
                                        Officer

     Richard F. Betzler, Jr.            Vice  President

     Philip J. Coffey                   Vice President

     Thomas P. Cunningham               Vice President, Chief Financial
                                        Officer and Controller

     John F. Kelly                      Director

     William F. Monroe, Jr.             Vice President

     David J. Mueller                   Vice President

     John F. O'Brien                    Director

     Stephen Parker                     President, Director and Chief
                                        Executive Officer

     Edward J. Parry, III               Treasurer

     Richard M. Reilly                  Director

     Eric A. Simonsen                   Director

     Mark Steinberg                     Senior Vice President

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by
     Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester,
     Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.


ITEM 32. UNDERTAKINGS

    (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

    (b) The Registrant hereby undertakes to include in the prospectus apostcard that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

    (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b)

             PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:


     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

    Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 11th day of February, 1998.

                              SEPARATE ACCOUNT VA-P OF
              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                        By:   /s/ Abigail M. Armstrong
                                           ---------------------------
                                        Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                    Title                         Date
----------                    -----                         ----

     /s/ John F. O'Brien      Director and Chairman of      February 11, 1998
 --------------------------   the Board
 John F. O'Brien


   /s/ Bruce C. Anderson      Director
 --------------------------
 Bruce C. Anderson


   /s/ Robert E. Bruce        Director
 --------------------------
 Robert E. Bruce


   /s/ John P. Kavanaugh      Director, Vice President and
 --------------------------   Chief Investment Officer
 John P. Kavanaugh


   /s/ John F. Kelly          Director, Vice President and
 --------------------------   General Counsel
 John F. Kelly


   /s/ J. Barry May           Director
 --------------------------
 J. Barry May


   /s/ James R. McAuliffe     Director
 --------------------------
 James R. McAuliffe


   /s/ Edward J. Parry III    Director, Vice President and
 --------------------------   Chief Financial Officer
 Edward J. Parry III

   /s/ Richard M. Reilly      Director, President and
 --------------------------   Chief Executive Officer
 Richard M. Reilly

   /s/ Eric A. Simonsen       Director and Vice President
 --------------------------
 Eric A. Simonsen


   /s/ Phillip E. Soule       Director
 --------------------------
 Phillip E. Soule

                                    EXHIBIT TABLE


Exhibit 9   Opinion of Counsel